Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 224 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	23-1483991
Plan number	224
Investments in Master Trust	$ 3,372
Current Value of Investments	88,118
Notes receivable from participants	2,399
Asset held for investment	$ 93,889
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Investment, Identifier [Axis]: Allspring Government Money Market Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	$ 3,221
Investment, Identifier [Axis]: BlackRock Total Return Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	379
Investment, Identifier [Axis]: DWS RREEF Real Assets Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	5
Investment, Identifier [Axis]: Dodge & Cox Stock Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	2,723
Investment, Identifier [Axis]: EuroPacific Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	1,704
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	347
Investment, Identifier [Axis]: Loomis Sayles Global Bond Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	16
Investment, Identifier [Axis]: MFS Mid Cap Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	361
Investment, Identifier [Axis]: Neuberger Berman Genesis Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	1,086
Investment, Identifier [Axis]: New York Life Investments Winslow Large Cap Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	9,588
Investment, Identifier [Axis]: Principal Investors Fund Inc - Real Estate Securities Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	536
Investment, Identifier [Axis]: T Rowe Price Retirement 2005 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	444
Investment, Identifier [Axis]: T Rowe Price Retirement 2010 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	225
Investment, Identifier [Axis]: T Rowe Price Retirement 2015 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	289
Investment, Identifier [Axis]: T Rowe Price Retirement 2020 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	1,856
Investment, Identifier [Axis]: T Rowe Price Retirement 2025 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	7,840
Investment, Identifier [Axis]: T Rowe Price Retirement 2030 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	6,959
Investment, Identifier [Axis]: T Rowe Price Retirement 2035 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	11,116
Investment, Identifier [Axis]: T Rowe Price Retirement 2040 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	7,181
Investment, Identifier [Axis]: T Rowe Price Retirement 2045 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	5,614
Investment, Identifier [Axis]: T Rowe Price Retirement 2050 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	4,679
Investment, Identifier [Axis]: T Rowe Price Retirement 2055 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	6,709
Investment, Identifier [Axis]: T Rowe Price Retirement 2060 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	2,715
Investment, Identifier [Axis]: T Rowe Price Retirement 2065 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	2,336
Investment, Identifier [Axis]: T Rowe Price Retirement 2070 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	16
Investment, Identifier [Axis]: Vanguard Extended Market Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	171
Investment, Identifier [Axis]: Vanguard Inflation-Protected Securities Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	180
Investment, Identifier [Axis]: Vanguard Institutional Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	8,624
Investment, Identifier [Axis]: Vanguard Mid-Cap Value Index Fund/Open-end Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	360
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	682
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investments	$ 156